Russell 2000 1.5x Strategy Fund Expense Example - Class H [Member] - Russell 2000 1.5x Strategy Fund - Class H	Aug. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 175
Expense Example, with Redemption, 3 Years	567
Expense Example, with Redemption, 5 Years	984
Expense Example, with Redemption, 10 Years	$ 2,149